BANK LOAN (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
BANK LOAN
Maturities on bank loan
Years Ended	Maturities ($)
March 31, 2022	115,049
March 31, 2023	9,240
March 31, 2024	9,786
March 31, 2025	10,364
March 31, 2026	10,975
Thereafter	165,762
Total	321,176